Summary of Significant Accounting Principles and Practices (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Cash and Cash Equivalents
Cash and cash equivalents, restricted	$ 191,000,000	$ 60,000,000
Operating funds in U.K.	120,000,000
Fiduciary Assets and Liabilities
Premium trust balances	4,200,000,000	3,500,000,000
Allowance for Doubtful Accounts
Allowance for doubtful accounts receivable	104,000,000	102,000,000
Goodwill and Intangible Assets
Minimum useful life of finite-lived intangible assets (in years)	1
Maximum useful life of finite-lived intangible assets (in years)	13
Weighted-average original life of finite-lived intangible assets (in years)	10
Foreign Currency
Effect of foreign exchange gains (losses) on the consolidated statements of income	10,000,000	(18,000,000)	(26,000,000)
Derivative losses	$ 20,000,000	$ 11,000,000	$ 15,000,000
Buildings
Fixed Assets
Fixed assets, original life, weighted-average (in years)	35
Automobiles
Fixed Assets
Fixed assets, original life, weighted-average (in years)	6
Minimum
Revenue Recognition
Term of outsourcing contracts for benefit services (in years)	3
Term of outsourcing contracts for HR BPO services (in years)	5
Short-term Investments
Short-term investment, maturity period (in months/year)	3
Consolidation of Variable Interest Entities
Ownership percentage, criteria for consolidation	50.00%
Minimum | Software
Fixed Assets
Fixed assets, useful life, minimum (in years)	3
Minimum | Furniture, fixtures and equipment
Fixed Assets
Fixed assets, useful life, minimum (in years)	4
Minimum | Computer equipment
Fixed Assets
Fixed assets, useful life, minimum (in years)	4
Maximum
Revenue Recognition
Term of outsourcing contracts for benefit services (in years)	5
Term of outsourcing contracts for HR BPO services (in years)	10
Cash and Cash Equivalents
Cash and cash equivalents, maturity period (in months)	3
Short-term Investments
Short-term investment, maturity period (in months/year)	1
Maximum | Software
Fixed Assets
Fixed assets, useful life, maximum (in years)	7
Maximum | Furniture, fixtures and equipment
Fixed Assets
Fixed assets, useful life, maximum (in years)	10
Maximum | Computer equipment
Fixed Assets
Fixed assets, useful life, maximum (in years)	6